Significant Accounting Policies - Software Development Costs (Details) - Software development costs	12 Months Ended
Dec. 31, 2017
Minimum
Finite-Lived Intangible Assets [Line Items]
Useful life (in years)	2 years
Maximum
Finite-Lived Intangible Assets [Line Items]
Useful life (in years)	3 years